STOCKHOLDERS' EQUITY - Summary of Warrant Activity (Details) - Warrant [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Warrants Outstanding, Beginning Balance	243,218	215,880	10,677
Number of Warrants granted	76,447,995	1,193,181	205,203
Number of warrants exercised		(192,970)
Warrants Assumed in Merger	49,594
Number of Warrants forfeited or expired		1,216,091
Number of Warrants outstanding, Ending Balance	76,740,807	243,218	215,880
Number of Warrants Exercisable	76,740,807
Weighted Average Exercise Price, Warrants Outstanding, Beginning Balance	$ 10.06	$ 3.23	$ 1.08
Weighted Average Exercise Price, Warrants granted	$ 1.29	2.00	$ 3.34
Weighted Average Exercise Price, Warrants exercised		$ 3.30
Weighted Average Exercise Price, Warrants assumed in merger	$ 26.22
Weighted Average Exercise Price, forfeited or expired
Weighted Average Exercise Price, Warrants outstanding, Ending Balance	$ 1.33	$ 10.06	$ 3.23
Weighted Average Exercise Price, Exercisable	$ 1.33	$ 3.23
Weighted Average Remaining Contractual Terms (Years), Outstanding	4 years 9 months 18 days	5 years
Weighted Average Remaining Contractual Terms (Years), Exercisable	4 years 2 months 12 days	5 years
Aggregate Intrinsic Value, Outstanding
Aggregate Intrinsic Value, Exercisable